Redeemable Noncontrolling Interests in Operating Partnership (Redeemable Noncontrolling Interests) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Redeemable noncontrolling interests (in thousands)	$ 35,229		$ 69,870	$ 80,743
Redemption value adjustment	19,046	$ (22,760)	$ (9,445)	8,171	$ (10,010)
Ownership percentage of operating partnership			15.00%
Partnership Interest
Temporary Equity [Line Items]
Redemption value adjustment	$ 130,900	$ 155,536	$ 155,536	$ 146,091
Ownership percentage of operating partnership			15.92%	14.64%